Deposits - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Time deposits in denominations of $250,000 or more	$ 118,600,000	$ 113,200,000	$ 150,800,000
Aggregate amount of demand time deposits overdrafts	28,000	40,000	138,000
Deposits received from related parties	$ 16,700,000	$ 19,000,000	$ 13,700,000